Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Operating activities
Net loss for the year	$ (2,801,946)	$ (7,372,225)	$ (14,964,941)
Non-cash items:
Interest on lease liability	8,945	19,750	2,173
Depreciation - right-of-use asset	73,357	72,450	6,037
Foreign exchange	(10,126)	45,348	(258,824)
Share-based compensation	839,771	1,152,131	875,056
Shares recorded as consulting fees	0	0	27,250
Impairment of intangible assets	0	0	2,000
Changes in non-cash operating working capital items:
Sales tax receivable	(13,243)	77,537	(4,372)
Other receivable	0	41,261	(41,261)
Prepaids	(188,936)	136,737	3,778
Accounts payable and accrued liabilities	241,992	(1,197,254)	765,988
Net cash used in operating activities	(1,850,186)	(7,024,265)	(13,587,116)
Financing activities
Private placement proceeds	900,000	1,217,500	4,034,884
Finder's fees	0	0	(539,329)
Share issue costs	0	(26,976)	(260,650)
Pre-funded warrant proceeds	0	831,834	0
Pre funded warrant exercise proceeds	302	0	0
Warrant exercise proceeds	0	253,440	1,653,170
Compensation warrant exercise proceeds	0	0	315,277
Principal portion of lease liability	(89,730)	(86,112)	(7,162)
Net cash from financing activities	810,572	2,189,686	5,196,190
Change in cash and cash equivalents	(1,039,614)	(4,834,579)	(8,390,926)
Effect of foreign exchange on cash	11,720	(45,348)	258,824
Cash and cash equivalents, beginning of year	6,747,986	11,627,913	19,760,015
Cash and cash equivalents, end of year	5,720,092	6,747,986	11,627,913
SUPPLEMENTARY INFORMATION
Fair value of RSUs exercised	232,500	232,500	0
Fair value of options issued as finder's fees	$ 0	$ 0	$ 39,355